CONSOLIDATED STATEMENT OF CASH FLOWS - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Cash generated from operations	R 3,376.9	R 1,738.3	R 1,708.7
Finance income received	63.7	154.6	188.6
Dividends received	56.3	29.3	78.3
Finance expense paid	(11.5)	(4.5)	(5.2)
Income tax received/(paid)	25.7	(72.5)	(314.8)
Net cash inflow from operating activities	3,511.1	1,845.2	1,655.6
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of property, plant and equipment	(2,254.9)	(2,985.7)	(1,145.2)
Proceeds on disposal of property, plant and equipment	0.0	0.3	0.9
PurchaseOfInvestmentsinRehabilitationandOtherFundsClassifiedAsInvestingActivities	0.0	33.8	28.4
Contribution to other investments	(2.3)	0.0	0.0
Environmental rehabilitation payments to reduce decommissioning liabilities	(26.1)	(23.4)	(13.8)
Net cash outflow from investing activities	(2,283.3)	(3,042.6)	(1,186.5)
CASH FLOWS FROM FINANCING ACTIVITIES
Dividends paid on ordinary share capital	(431.0)	(731.7)	(515.3)
Repayment of lease liabilities	(12.1)	(19.0)	(16.9)
Net cash outflow from financing activities	(443.1)	(750.7)	(532.2)
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	784.7	(1,948.1)	(63.1)
Impact of fluctuations in exchange rate on cash held in foreign currencies	0.0	(1.8)	8.9
Cash and cash equivalents at the beginning of the year	521.5	2,471.4	2,525.6
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR	R 1,306.2	R 521.5	R 2,471.4